Transactions (Details) $ in Millions, $ in Millions			12 Months Ended
	Dec. 15, 2023 CAD ($)	Feb. 16, 2023 CAD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 CAD ($)	Apr. 06, 2023 USD ($)
Disclosure of transactions between related parties [line items]
Property, plant and equipment (Note 17)			$ 30,568	$ 45,565
Conuma Resources Limited
Disclosure of transactions between related parties [line items]
proceeds from disposition of business		$ 120
Payment period for consideration		36 months
Percentage of loyalty		0.25
Cash flows from losing control of subsidiaries or other businesses		$ 30
Financial receivable		69
Royalty asset		200
Gain on sale of business		75
Sale of steelmaking coal business (Note 5)		$ 50
PolyMet Mining Corp
Disclosure of transactions between related parties [line items]
Property, plant and equipment (Note 17)	$ 232
Intangible in a non-cash investing transactions	16
Polymet Mining Crop
Disclosure of transactions between related parties [line items]
Gain on sale of business	191
Sale of steelmaking coal business (Note 5)	$ 142
San Nicolás
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in joint operation			87.00%	91.00%
San Nicolás | Agnico Eagle Mines Limited
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in joint operation			13.00%	9.00%
NorthMet | Polymet Mining Crop
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in joint venture	50.00%
Mesaba Mineral Deposit
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in joint venture	50.00%
Agnico Eagle Mines Limited
Disclosure of transactions between related parties [line items]
Percentage of ownership sold percentage					0.50
proceeds from disposition of business					$ 580
Proportion of joint control in joint operation, percent					0.50
Gain loss on sale as result of incremental contribution			$ 31	$ 5